Investments in Affiliates	12 Months Ended
Dec. 31, 2010
Investments in Affiliates [Abstract]
INVESTMENTS IN AFFILIATES

11.	INVESTMENTS IN AFFILIATES

Investments in affiliates are accounted for by equity method of accounting, and consist of the following:

	At December 31,
	2009		2010
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
		(%)		(%)

Glory(1)	$34.6	18.0	$ N/A	N/A
Shunda(2)	100.4	15.8	43.8	36.7
Global Solar Fund(3)	86.5	86.0	463.5	86.0
Gemini Solar(4)
Development and Gemini Fund I	0.3	50.0	—	—
Gemini AE	0.4	50.0	—	—
Yunnan Diantou(5)	3.5	24.0	—	—
Asia Silicon(6)	19.8	20.0	—	—
Guoxin Suntech(7)	1.4	49.0	1.8	49.0
Zhongjieneng Suntech(8)	1.5	20.0	1.6	20.0
Ningxia Diantou Suntech(9)	2.6	49.0	2.7	49.0
Huadian Ningdong(10)	0.4	40.0	2.3	40.0
Wuxi Sun-Shine(11)	—	—	30.2	40.0

Total	$251.4		$545.9

(1)	See Note 4 “Business Acquisitions” for further details.

(2)	In May 2008, the Company acquired 15.8% equity interest, comprised of convertible preferred stock, in Shunda Holdings Co., Ltd. (Cayman) (“Shunda”) for total cash consideration of $101.9 million. In May 2009, the Company converted all these preferred shares into ordinary shares with the equity interest remaining unchanged. The Company accounts for this investment using the equity method of accounting due to the fact that the Company has significant influence on Shunda’s operations.

In the second quarter of 2010, triggered by multiple debt defaults and burgeoning illiquidity from extensive debt obligations, Shunda’s creditors called outstanding loans due. Shunda immediately underwent a reorganization. As a result, the investment was evaluated for impairment. The Company performed valuations of investment in Shunda using both the income approach and market approach which supported an other-than-temporary impairment. As a result of that evaluation, the Company recorded an impairment charge of approximately $90.3 million, including a total write-down of $8.0 million in prepayments. Factors which the Company considered in determining that the investment was other-than-temporarily impaired included the financial condition and near-term prospects of Shundawhose operations has been significantly impacted due to the liquidity issue and thus, impairing the earnings’ potential of the investment to the Company.

In December 2010, the Company assigned an additional $24.0 million value to its total investment in Shunda as a result of the purchase price allocation for an additional 20.85% equity interest acquired as discussed in Note 4 (a).

(3)	In June 2008, the Company acquired 86.0% share equity of Global Solar Fund, S.C.A., SICAR (“GSF”) as a limited partner and committed to contribute total cash consideration of EUR 258.0 million (equivalent of $364.6 million). The general partner of GSF is Global Solar Fund Parners S.ar.l., and Mr. Javier Romero serves as the Category A manager of the general partner. Mr. Romero served as a non-executive representative and sales agent of the Company where he facilitated sales of the PV products in Spain until March 2009. In connection therewith, services he provided included collaborating in the identification of business opportunities, providing support in developing good relations between the Company and customers, introducing the Company’s personnel before representatives of the customers, advising in the preparation and negotiation of offers and contracts, and collaborating with the Company in the development of price policies in Spain. GSF is an investment fund created to make investments in private companies that own or develop projects in the solar energy sector. Best (Regent) Asia Group Ltd., a company ultimately held by Dr. Zhengrong Shi, Chairman and CEO of the Company, holds an investment amounting to a 10.67% equity interest in GSF. Dr. Shi and Mr. Stuart Wenham, Chief Technology Officer of the Company, are members of GSF’s board of managers. The Company has a 50% voting interest in GSF and capital calls require the approval of at least one of the Company’s representatives on the board of managers. The Company accounts for its investment in GSF using the equity method of accounting. GSF is subject to investment company accounting under AICPA investment company guidelines, and is accounting for its investments in investee companies at fair value. As such, GSF records its investments at fair value and recognizes changes in the fair value of such investments in earnings. Accordingly, under the equity method of accounting, the Company records its proportionate share of earnings of GSF, which includes the aforementioned changes in fair value, in its consolidated results of operations. The Company’s total EUR 258.0 million commitment is payable upon capital calls. As of December 31, 2009 and 2010, the Company had made aggregative capital call payments of EUR 74.6 million (equivalent of $103.3 million) and EUR 155.7 million (equivalent of $215.9 million). The Company’s remaining capital call commitment was EUR 183.4 million (equivalent of $263.1 million) and EUR 102.3 million (equivalent of $136.7 million) as of December 31, 2009 and 2010, respectively. As of December 31, 2009 and December 31, 2010, GSF had a total of seven and seven investee companies and had made aggregate commitments to such investee companies totaling EUR 24.0 million (equivalent of $34.4 million) and EUR22.1 million (equivalent of $29.5 million), respectively.

(4)	In September 2008 and April 2009, the Company established three joint ventures, Gemini Solar Development Company LLC (U.S.) (“Gemini DevCo”), Gemini Fund I Manager LLC (U.S.) (“Gemini Fund I”) and Gemini AE Solar LLC (U.S.) (“Gemini AE”), for total cash consideration of $0.7 million. The investments in Gemini DevCo, Gemini Fund I and Gemini AE were disposed in 2010 at cost with no material gain or loss recognized.

(5)	In October 2008, the Company commited to acquire a 24.0% equity interest in Yunnan Diantou New Energy Development Co., Ltd. (PRC) (“Yunnan Diantou”) for total cash consideration of $17.6 million, of which $3.5 million has been paid as of December 31, 2009. This investment was disposed in 2010 at cost with no material gain or loss recognized.

(6)	During 2009, the Company acquired 20% of the equity interest of Asia Silicon Co., Ltd. (BVI)(“Asia Silicon”) for total consideration of $17.5 million. The investment in Asia Silicon was disposed in December 2010 for cash consideration of $23.9 million and the Company recorded a $4.1 million gain. In March 2010, the Company issued a letter of comfort to Standard Chartered Bank (China) Limited Shanghai Branch, or Standard Chartered, in connection with a RMB500 million facility being provided by the bank to Asia Silicon (Qinghai) Co., Ltd., or Asia Silicon Qinghai, which was a related party. Pursuant to the letter of comfort, the Company has indicated that it would not permit Asia Silicon to enter into liquidation or enter into any arrangement with its creditors without its liabilities to Standard Chartered being completely discharged, the Company’s undertaking applied to any new or additional facilities which may be made available to Asia Silicon Qinghai thereafter by Standard Chartered, and it would not dispose of any shares in Asia Silicon Qinghai without first having received the written consent of Standard Chartered or having ensured that Asia Silicon Qinghai’s liability to Standard Chartered is discharged in full. The Company has received the written consent of Standard Chartered, the creditor of Asia Silicon, for its disposal of investment in Asia Silicon and complied with the comfort letter issued by the Company in March 2010. As of December 31, 2010, the Company has amended the original polysilicon materials supply agreements with Asia Silicon, details of which are discussed in Note 25, “Related Parties Transactions and Balances”.

(7)	In March 2009, the Company established JiangSu Guoxin Suntech Solar Power Generation Co., Ltd. (“Guoxin Suntech”) with a total cash consideration of $1.4 million with a joint venture partner.

(8)	In August 2009, the Company established Zhongjieneng-Suntech Shizuishan Solar Power Co., Ltd (“Zhongjieneng Suntech”) with a total cash consideration of $1.4 million with a joint venture partner.

(9)	In December 2009, the Company established Ningxia Diantou Suntech Solar Power Co., Ltd. (“Ningxia Diantou Suntech”) with a total cash consideration of $2.6 million with a joint venture partner.

(10)	In December 2009, the Company acquired a 40% equity interest in a joint venture, Huadian Ningxia Ningdong Suntech Solar Power Co., Ltd. (“Ningdong Suntech”), for total cash consideration of $2.2 million, of which $0.4 million was paid in 2009 and the remaining $1.8 million was paid in 2010.

(11)	In November 2010, the Company acquired a 40% equity interest in a newly established joint venture, Wuxi Sun-shine Power Co., Ltd. (“Wuxi Sun-shine”) for total cash consideration of $39.6 million, of which $30.0 million in total was paid in 2010. The remaining $9.6 million will be paid by November 2012.

Summarized financial information for significant non-consolidated equity method investments, representing 100% of the respective amounts included in the companies’ financial statements, is as follow:

Aggregated income statement data

For Fiscal year	2009	2010

Net operating revenue	$622.5	$318.4
Gross profit	113.4	58.7
Operating income	83.4	15.7
Net income	$34.4	$329.8

Balance sheet data

As of December 31	2009	2010

Current assets	$482.3	$421.2
Non-current assets	790.7	885.1
Current liabilities	719.7	498.3
Non-current liabilities	$215.8	$2.0